SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.00%	0.00%
Expected volatility			64.10%
Expected volatility, minimum	40.00%	40.00%
Expected volatility, maximum	80.00%	77.00%
Risk-free interest rate			1.00%
Risk-free interest rate, minimum	0.12%	0.13%
Risk-free interest rate, maximum	2.63%	3.04%
Contractual term of up to	10 years	10 years	10 years
Employees [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple		1.09	1.62
Management [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple
Management [Member] | Minimum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	1.62	1.36
Management [Member] | Maximum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	1.66	1.39